Premises and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Rental Expenses	$ 191	$ 301	$ 299
Depreciation	$ 690	$ 660	$ 653